Filed with the Securities and Exchange Commission on August 22, 2025
REGISTRATION NOS. 333-283582;
333-265030
INVESTMENT COMPANY ACT NO.
811-23609

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

(File No. 333-283582)
FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
☒
POST-EFFECTIVE AMENDMENT NO. 2
☒
and
(File Nos. 333-265030; 811-23609)
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
☒
POST-EFFECTIVE AMENDMENT NO. 11
☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
☒
AMENDMENT NO. 84
☒

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A
(EXACT NAME OF REGISTERED SEPARATE ACCOUNT)

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA
(NAME OF INSURANCE COMPANY)

8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333
(Address of Insurance Company’s Principal Executive Offices)
Insurance Company’s Telephone Number, including Area Code:
212-554-1234

Alfred Ayensu-Ghartey
Vice President and Associate General Counsel
Equitable Financial Life Insurance Company of America
8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333
(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous
It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(l)

☐	on (date) pursuant to paragraph (a)(l) of rule 485 under the Securities Act of 1933 (“Securities Act”).
If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒	Insurance Company relying on Rule 12h-7 under the Exchange Act

☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

EXPLANATORY NOTE
Post-Effective Amendment No. 2 to the Form
N-4
Registration Statement
No. 333-283582
and Post-Effective Amendment No. 11 (the “PEA”) to the Form
N-4
Registration Statement
No. 333-265030
(the “Registration Statement”) of Equitable Financial Life Insurance Company of America (“Equitable America”) and its Separate Account, Equitable America Variable Account No. 70A, is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplements and Part C. Post-Effective Amendment No. 2 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 1, filed on April 23, 2025. Post-Effective Amendment No. 11 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 10, filed on April 23, 2025.

Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated August 22, 2025 to the current variable annuity prospectuses for:

•	Investment Edge ®
•	Investment Edge ® 15.0
•	Investment Edge ® 21.0
•	Retirement Cornerstone ® Series
•	Retirement Cornerstone ® Series 12.0
•	Retirement Cornerstone ® Series 13.0

This Supplement updates certain information in the Appendix listing available Portfolio Companies in the most recent prospectuses, initial summary prospectuses, updating summary prospectuses and modern alternative disclosure notices for variable annuity contracts and in any supplements to those prospectuses, initial summary prospectuses, updating summary prospectuses, and modern alternative disclosure annual notices (collectively, the “Prospectuses” or “Prospectus”). Unless otherwise indicated, all other information included in your prospectus remains unchanged. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The Portfolios discussed below may not be available in all contracts. Please refer to your Prospectuses for the current variable investment options and corresponding underlying Portfolios available to you under your contract.

The purpose of this Supplement is to provide you with information regarding certain Portfolio substitutions. As is applicable to your contract, please note the following:

(1) Substitution of Underlying Portfolio Shares

Subject to all necessary regulatory and other approvals, effective on or about October 24, 2025 (the “Substitution Date”), pursuant to the terms of your variable annuity contract and consistent with the terms and conditions of the U.S. Securities and Exchange Commission’s statement on insurance product fund substitutions, shares of the Replacement Portfolios listed in the table below will be substituted for shares of the corresponding Removed Portfolios listed opposite their names at relative net asset value. Each of the Removed Portfolios currently serves as an underlying Portfolio for a variable investment option. At the time of the substitution, each impacted variable investment option will change its name to correspond to the Replacement Portfolio name. We will automatically direct any contributions, allocation elections, rebalancing or other transaction made using the old variable investment option name to the applicable new variable investment option name. Until each substitution occurs, the variable investment option that invests in the underlying portfolio being substituted will be available for investment. You may continue to transfer your account value among the investment options prior to the substitution, as usual, including choosing to transfer your account value in an impacted variable investment option to other investment options under your contract. Once each substitution occurs, the variable investment option that invests in the underlying portfolio that was substituted will no longer be available for investment and the remaining account value in the Removed Portfolio will be transferred to the Replacement Portfolio. You are permitted to make transfers out of each Removed Portfolio to one or more other Portfolios.

Note: We will not exercise any rights reserved by us under the contract to impose additional restrictions on transfers until at least 30 days after the Substitution Date, and any transfers out of a Replacement Portfolio during the
30-day
period following the Substitution Date will not count against any limited number of transfers or a limited number of transfers permitted without a transfer charge, as applicable. Please contact the customer service center referenced in your Prospectus for more information about your variable investment options and for information on how to transfer your account value.

The Removed Portfolios (current underlying Portfolios) and corresponding Replacement Portfolios (new underlying Portfolios) are:

Removed Portfolio		Replacement Portfolio
AB VPS Relative Value Portfolio (Class B)	will be substituted for:	EQ/Large Cap Value Index (Class IB)
AB VPS Sustainable Global Thematic Portfolio (Class B)	will be substituted for:	1290 VT SmartBeta Equity ESG (Class IB)
American Funds Insurance Series ® Growth-Income Fund (Class 4)	will be substituted for:	EQ/Equity 500 Index (Class IB)
American Funds Insurance Series ® International Growth and Income Fund (Class 4)	will be substituted for:	EQ/International Equity Index (Class IB)

New Biz/In Force/MAD	Catalog No. 800241
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Removed Portfolio		Replacement Portfolio
EQ/AB Sustainable U.S. Thematic (Class IB)	will be substituted for:	EQ/ClearBridge Large Cap Growth ESG (Class IB)
Federated Hermes High Income Bond Fund II (Service Class)	will be substituted for:	1290 VT High Yield Bond (Class IB)
Federated Hermes Kaufman Fund II (Service Class)	will be substituted for:	EQ/Janus Enterprise (Class IB)
First Trust Multi Income Allocation Portfolio (Class I)	will be substituted for:	EQ/Conservative Growth Strategy (Class IB)
First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I)	will be substituted for:	EQ/Goldman Sachs Moderate Growth Allocation (Class IB)
Invesco V.I. High Yield Fund (Series II)	will be substituted for:	1290 VT High Yield Bond (Class IB)
Invesco V.I. Main Street Mid Cap Fund ® (Series II)	will be substituted for:	EQ/Mid Cap Index (Class IB)
Invesco V.I. Small Cap Equity Fund (Series II)	will be substituted for:	1290 VT GAMCO Small Company Value (Class IB)
Macquarie VIP Emerging Market Series (Service Class)	will be substituted for:	EQ/Lazard Emerging Markets Equity (Class IB)
MFS ® Investors Trust Series (Service Class)	will be substituted for:	EQ/Fidelity Institutional AM ® Large Cap (Class IB)
MFS ® Value Series (Service Class)	will be substituted for:	EQ/Large Cap Value Index (Class IB)
Principal VC Blue Chip Account (Class 2)	will be substituted for:	EQ/Large Cap Growth Index (Class IB)
Principal VC Equity Income Account (Class 2)	will be substituted for:	EQ/Equity 500 Index (Class IB)
Putnam VT Global Asset Allocation Fund (Class IB)	will be substituted for:	Equitable Moderate Growth MF/ETF (Class IB)

For some period of time after each substitution occurs, you may still receive correspondence or documents using the corresponding substituted fund name.

Note: You will not bear any of the expenses related to the substitutions, and the substitution will have no tax consequences for you.

(2) New Variable Investment Options

Subject to all necessary regulatory and other approvals, effective on or about October 24, 2025, pursuant to the terms of your variable annuity contract and consistent with the terms and conditions of the U.S. Securities and Exchange Commission’s statement on insurance product fund substitutions, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products:

Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/Conservative Growth Strategy (Class IB)	will be added to:	Investment Edge ® ; Investment Edge ® 15.0; Investment Edge ® 21.0
EQ/Goldman Sachs Moderate Growth Allocation (Class IB)	will be added to:	Investment Edge ® ; Investment Edge ® 15.0; Retirement Cornerstone ® Series; Retirement Cornerstone ® Series 12.0; Retirement Cornerstone ® Series 13.0

2

Therefore,
as applicable to your contract
, the following information has been added to the Appendix “Investment options available under the contract” in the Prospectus:

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	EQ/Conservative Growth Strategy† (1) — EIMG	0.97%		7.66%	3.87%	4.11%
Asset Allocation	EQ/Goldman Sachs Moderate Growth Allocation Δ — EIMG; Goldman Sachs Asset Management L.P.	1.15%	^	9.35%	4.04%	—

^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” in the prospectus for more information regarding volatility management.

(1)	For Investment Edge ® 21.0 contracts only, this investment option is only available if you purchased your contract before approximately November 13, 2023.

Certain Removed Portfolios (and therefore the corresponding Replacement Portfolios) may not be available under your contract. See your Prospectus for more information.

3

Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated August 22, 2025 to the current variable annuity prospectuses for:

•	Investment Edge ® 15.0
•	Investment Edge ® 21.0

This Supplement updates certain information in the App
endi
x listing available Portfolio Companies in the most recent prospectuses, initial summary prospectuses, and updating summary prospectuses for the above listed variable annuity contracts and in any supplements to those prospectuses, initial summary prospectuses, and updating su
m
mary prospectuses (collectively, the “Pros
pec
tuses” or “Prospectus”). Unless otherwise indicated, all other information included in your Prospectuses remains unchanged. You should read this Supplement in conjunction with the Prospectuses a nd
retain it for future reference. The terms we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectuses.

The purpose of this Supplement is to provide you with information about a new variable investment option and corresponding underlying fund portfolio.

New Variable Investment Option

Subject to all necessary regulatory and other approvals, effective on or about October 27, 2025, the following variable investment option and corresponding underlying fund portfolio will be available:

•	EQ/JPMorgan Hedged Equity and Premium Income Portfolio.

“
J.P. Morgan” and “JPMorgan” are registered trademarks of J.P. Morgan Chase Bank, NA (“JPMC”) and have been licensed for use by Equitable Investment Management Group, LLC. EQ/JPMorgan Hedged Equity and Premium Income Portfolio is not sponsored, endorsed, or promoted by JPMC and JPMC makes no representation regarding the advisability of investing in EQ/JPMorgan Hedged Equity and Premium Income Portfolio.

The following information has been added to the Appendix “Investment options available under the contract” in the Prospectus:

Affiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Asset Allocation	EQ/JPMorgan Hedged Equity and Premium Income Δ * — EIMG	1.15%^	7.05%	2.80%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

*
“J.P. Morgan” and “JPMorgan” are registered trademarks of J.P. Morgan Chase Bank, NA (“JPMC”) and have been licensed for use by Equitable Investment Management Group, LLC. EQ/JPMorgan Hedged Equity and Premium Income Portfolio is not sponsored, endorsed, or promoted by JPMC and JPMC makes no representation regarding the advisability of investing in EQ/JPMorgan Hedged Equity and Premium Income Portfolio.

New Biz/In Force	Catalog No. 800246
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PART C

OTHER INFORMATION

ITEM	27. EXHIBITS

(a)	Board of Directors Resolutions.

Secretary’s Certification dated November 10, 2020, certifying the Resolution of the Board of Directors of Equitable Financial Life Insurance Company of America authorizing establishment of Equitable America Variable Account No. 70A, incorporated herein by reference to Registration Statement, File No. 333-248907 filed on December 16, 2020.

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts

1.

Wholesale Distribution Agreement dated April 1, 2005, by and between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, is incorporated herein by reference to the registration statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

(a)

Form of the First Amendment dated as of October 1, 2013, to the Whole Distribution Agreement dated as of April 1, 2005, between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

(b)

Second Amendment dated as of August 1, 2015, to the Wholesale Distributor Agreement dated as of April1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

2.

Broker-Dealer and General Agent Sales Agreement between Equitable Distributors, LLC and Broker-Dealer and General Agent, incorporated herein by reference to Registration Statement on Form S-3 (File No. 333-265027) filed on January 30, 2024.

3.

Wholesale Broker-Dealer Supervisory and Sale Agreement between the Broker-Dealer and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form S-3 (File No. 333-265027) filed on January 30, 2024.

4.

General Agent Sales Agreement dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC. incorporated herein by reference to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(a)

First Amendment dated as of August 1, 2006, to General Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

(b)

Second Amendment dated as of April 1, 2008, to General Agent Sales Agreement dated as of April 1, 2008, by and between MONY Life Insurance Company of America and AXA Network, LLC incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(c)

Form of THIRD AMENDMENT to General Agent Sales Agreement dated as of October 1, 2013, by and between MONY LIFE INSURANCE COMPANY OF AMERICA and AXA NETWORK, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 21, 2015.

(d)

Fourth Amendment to General Agent Sales Agreement, dated as of October 1, 2014, by and between MONY LIFE INSURANCE COMPANY OF AMERICA (“MONY America”) and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to the Registration Statement on Form S-3 (File No. 333-236437) filed on March 14, 2022.

(e)

Fifth Amendment to General Agent Sales Agreement, dated as of June 1, 2015, by and between MONY LIFE INSURANCE COMPANY OF AMERICA (“MONY America”) and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-207014) on December 23, 2015.

(f)

Sixth Amendment to General Agent Sales Agreement, dated as of August 1, 2015, by and between MONY Life Insurance Company of America (“MONY America”), an Arizona life insurance company, and AXA NETWORK, LLC, a Delaware limited liability company (“General Agent”), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-191149) filed on April 19, 2019.

(g)

Seventh Amendment to the General Agent Sales Agreement, dated as of April 1, 2016, is by and between MONY Life Insurance Company of America (“MONY America”), an Arizona life insurance company, and AXA Network, LLC, a Delaware limited liability company (“General Agent”), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-191149) filed on April 19, 2019.

(h)

Eighth Amendment to General Agent Sales Agreement, dated as of November 1, 2019, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(i)

Ninth Amendment to General Agent Sales Agreement, dated as of October 1, 2020, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(j)

Tenth Amendment to General Agent Sales Agreement dated as of September 1, 2021, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2022.

(k)

Eleventh Amendment to General Agent Sales Agreement dated as of November 1, 2021, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2022.

(l)

Twelfth Amendment to General Agent Sale Agreement dated November 1, 2023, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265030) filed on April 22, 2024.

5.

Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, made by and between MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

6.

Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005 incorporated herein by reference to Exhibit 10.2 to the registration statement (File No. 333-65423) on Form 10-K filed on March 31, 2005.

7.

Broker General Agent Agreement between Broker General Agent and Equitable Distributors, LLC, filed incorporated herein by reference to Registration Statement on Form S-3 (File No. 333-265027) filed on January 30, 2024.

(a)

Amendment to Brokerage General Agent Sales Agreement between Brokerage General Agency and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form S-3 (File No. 333-265027) filed on January 30, 2024.

(d)	Contracts.

1.	Form of Contract 2021BASE1-A-Z (C & ADV-No CWC), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

2.	Form of Contract 2021BASE1-B-Z (C & ADV-No CWC), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

3.	Form of Contract 2021BASE2-A-Z (B Share-CWC), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

4.	Form of Contract 2021BASE2-B-Z (B Share-CWC), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

5.	Form of Data Pages 2021DPADV-IE-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

6.	Form of Data Pages 2021DPB-IE-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

7.	Form of Data Pages 2021DPC-IE-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

8.	Form of Endorsement 2021CCOBR-IE-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

9.	Form of Endorsement 2021INHIRA-IE-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

10.	Form of Endorsement 2021INHNQ-IE-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

11.	Form of Endorsement 2021INHROTH-IE-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

12.	Form of Endorsement 2021IRA-IE-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

13.	Form of Endorsement 2021NQ-IE-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

14.	Form of Endorsement 2021INQPP-IE-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

15.	Form of Endorsement 2021QPDB-IE-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

16.	Form of Endorsement 2021QPDC-IE-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

17.	Form of Endorsement 2021ROTH-IE-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

18.	Form of Endorsement 2021SEP-IE-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

19.	Form of Rider 2021ROPDB-IE-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

20.	Form of Rider 2021SIO-IE-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

21.	Form of Rider 2021IE-DD-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

22.	Form of TGAP 2021TGAP1-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

23.	Form of TGAP 2021TGAP2-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

24.	Form of TGAP 2021TGAP3-Z, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

25.

Form of Equitable Financial Life Insurance Company of America Certificate of Assumption, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-275039) filed on October 17, 2023.

26.	Form of Rider 2023-GM-Z, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265030) filed on April 22, 2024.

27.	Form of Endorsement 2023-SIV-Z, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265030) filed on April 22, 2024.

28.	Form of Inherited Non-Qualified Payout Endorsement, 2024INHNQ-IE-Z, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265030) filed on April 23, 2025.

29.	Form of Assignment Provision Endorsement, 2024ENASSIGN-Z, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265030) filed on April 23, 2025.

(e)	Applications.

1.	Form of Application 2021 APP IE, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-265030) filed on May 18, 2022.

2.	Form of Application, 2024 App IE, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265030) filed on April 23, 2025.

(f)	Insurance Company’s Certificate of Incorporation and By-Laws.

1.

Articles of Restatement of the Articles of Incorporation of Equitable Financial Life Insurance Company of America (as Amended December 13, 2019) incorporated herein by reference to registration statement on Form S-1 (File No. 333-236437) filed on February 14, 2020.

2.

Amended and Restated By-Laws of Equitable Financial Life Insurance Company of America dated September 23, 2020, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(g)	Reinsurance Contracts.

1.

Assumption Reinsurance Agreement between Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America executed January 1, 2024, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265030) filed on April 22, 2024.

(h)	Participation Agreements.

1.

AMENDED AND RESTATED PARTICIPATION AGREEMENT, made and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company (“MONY”), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an “Account”), EQ ADVISORS TRUST, a business trust organized under the laws of the State of Delaware (“Trust”) and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the “Distributor”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 10, 2014.

(a)

Amendment No. 1, dated as of June 4, 2013 (“Amendment No. 1”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 10, 2014.

(b)

Amendment No. 2, dated as of October 21, 2013 (“Amendment No. 2”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 10, 2014.

(c)

Amendment No. 3, dated as of November 1, 2013 (“Amendment No. 3”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) ”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 11, 2014.

(d)

Amendment No. 4, dated as of April 4, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

(e)

Amendment No. 5, dated as of June 1, 2014 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

(f)

Amendment No. 6, dated as of July 16, 2014 (“Amendment No. 6”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on February 5, 2015.

(g)

Amendment No. 7, dated as of April 30, 2015 (“Amendment No. 7”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 17, 2015.

(h)

Amendment No. 8, dated as of December 21, 2015 (“Amendment No. 8”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

(i)

Amendment No. 9, dated as of December 9, 2016 (“Amendment No. 9”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

(j)

Amendment No. 10 dated as of May 1, 2017, to the Amended and Restated Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed April 28, 2017.

(k)

Amendment No. 11 dated as of November 1, 2017, to the Amended and Restated Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed October 27, 2017.

(l)

Amendment No. 12 dated as of July 12, 2018, to the Amended and Restated Participation Agreement among the EQ Advisor Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 31, 2018.

(m)

Amendment No. 13 dated as of December 6, 2018, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

(n)

Amendment No. 14 dated as of July 16, 2020, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254202) filed on March 12, 2021.

(o)

Amendment No. 15 dated as of February 1, 2021, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254202) filed on March 12, 2021.

(p)

Amendment No. 16 dated as of February 26, 2021, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 29, 2021.

(q)

Amendment No. 17 dated July 22, 2021, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on September 24, 2021.

(r)

Amendment No. 18 dated January 13, 2022 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 28, 2022.

(s)

Amendment No. 19 dated August 19, 2022, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 26, 2023.

(t)

Amendment No. 20 dated November 17, 2022, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 26, 2023.

(u)

Amendment No. 21 dated March 16, 2023, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on March 29, 2023.

(v)

Amendment No. 22 dated July 31, 2023, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on February 7, 2024.

(w)

Amendment No. 23 dated October 20, 2023, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on February 7, 2024.

(x)

Amendment No. 24 dated November 12, 2023, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 26, 2024.

2.

Participation Agreement dated April 30, 2003 among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

(a)

Amendment No. 1 dated April1 19, 2010 to the Participation Agreement dated April 30, 2003 among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to Registration Statement File No. 333-248907 filed on December 16, 2020.

(b)

Amendment No. 2 dated April 30, 2010 to the Participation Agreement dated April 30, 2003 among AIM Variable Insurance Funds, Invesco AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to Registration Statement File No. 333-248907 filed on December 16, 2020.

3.

Participation Agreement among AXA Equitable Life Insurance Company, AllianceBernstein L.P., and AllianceBernstein Investments, Inc., dated October 16, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(a)

Amendment No. 1, effective February 18, 2010 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File. No. 333-178750) filed on December 23, 2011.

(b)

Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(c)

Amendment No. 3, dated September 6, 2013, to the Participation Agreement dated October 16, 2009 as amended by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on April 23, 2014.

(d)

Amendment to Participation Agreement effective September 4, 2020 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2021.

(e)

Amendment No. 6 dated October 25, 2022, to the Participation Agreement (the “Agreement”), dated October 16, 2009, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, AllianceBernstein L.P and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265030) filed on April 21, 2023.

4.

Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the “Funds”), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

(a)

First Amendment, effective April 19, 2013 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (2-30070) filed on April 20, 2021.

(b)

Second Amendment, effective October 8, 2013 to the Participation Agreement, (the “Agreement”), dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America (the “Company”), American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series (collectively, the “Parties”), incorporated herein by reference to Registration Statement, File No. 333-191149 on December 10, 2013.

(c)

Third Amendment, effective September 10, 2020 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (2-30070) filed on April 20, 2021.

(d)

Fourth Amendment, effective November 18, 2020 to the Participation Agreement, (the “Agreement”), dated January 2, 2013, as amended, by and among Equitable Financial Life Insurance Company of America (the “Company”), Equitable Financial Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series (collectively, the “Parties”), incorporated herein by reference to Registration Statement, File No. 333-248907 on December 16, 2020.

(e)

Fifth Amendment, effective February 5, 2021 to the Participation Agreement dated January 2, 2013, as amended, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-103199) filed on April 21, 2022.

(f)

Sixth Amendment dated September 25, 2023, to Participation Agreement dated January 2, 2013, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Funds Distributors, Inc., American Funds Services Company, Capital Research and Management Company and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-229766) filed on February 7, 2024.

(g)

Seventh Amendment dated August 29, 2024, to Participation Agreement dated January 2, 2013, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Capital Client Group, Inc., American Funds Services Company, Capital Research and Management Company and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265030) filed on April 23, 2025.

5.

Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, dated October 16, 2009, incorporated herein by reference to Registration Statement on Form N-4 (333-178750) filed on December 23, 2011.

(a)

Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and Black Rock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(b)

Amendment No. 4, effective August 27, 2013 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and Black Rock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

(c)

Amendment No. 5, effective September 12, 2014 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and Black Rock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)

Amendment No. 6, effective September 17, 2018 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and Black Rock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) filed on April 17, 2019.

(e)

Amendment No. 7, entered into as of December 15, 2020, to Fund Participation Agreement dated October 19, 2009, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, BlackRock Variable Series Fund, Inc. and BlackRock Variable Series Fund II, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-232533) filed on April 21, 2021.

(f)

Amendment to Fund Participation Agreement, entered into December 30, 2020, and is made effective July 1, 2020, to Fund Participation Agreement dated October 19, 2009, by and among Equitable Financial Life Insurance Company, BlackRock Variable Series Fund, Inc. and BlackRock Variable Series Funds II, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-232418) filed on April 21, 2022.

(g)

Amendment to Fund Participation Agreement, entered into July 1, 2021 to Fund Participation Agreement dated October 19, 2009, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, BlackRock Variable Series Fund, Inc. and BlackRock Variable Series Funds II, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-232418) filed on April 21, 2022.

6.

Participation Agreement dated December 1, 2010 among MONY Life Insurance Company of America, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

(a)

Amendment No. 1 effective March 28, 2014 to Participation Agreement dated December 1, 2010 among MONY Life Insurance Company of America, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

(b)

Amendment No. 2 effective October 1, 2014 to Participation Agreement dated December 1, 2010 among MONY Life Insurance Company of America, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

(c)

Amendment No. 3 effective December 4, 2020 to Participation Agreement dated December 1, 2010 among MONY Life Insurance Company of America, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

(d)

Amendment No. 4 effective March 3, 2021 to Participation Agreement dated December 1, 2010 among MONY Life Insurance Company of America, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

(e)

Amendment No. 5, effective September 19, 2022, to the Participation Agreement dated December 1, 2010, by and among Equitable Financial Life Insurance Company of America, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC, Franklin Distributors, LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-248907) filed on February 3, 2023.

7.

Participation Agreement by and among AXA Equitable Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated October 7, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 11, 2013.

(a)

Second Amendment dated December 1, 2020 to the Participation Agreement by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated October 7, 2013, incorporated herein by reference to Registration Statement File No. 333-248907 on December 16, 2020.

(b)

Letter dated February 5, 2021 to Participation Agreement dated October 7, 2013 by and between Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-248907) filed on April 22, 2022.

(c)

Third Amendment to Participation Agreement March 3, 2021 to Participation Agreement dated October 7, 2013 by and between Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-248907) filed on April 22, 2022.

(d)

Fourth Amendment to Participation Agreement effective September 19, 2022 to Participation Agreement dated October 7, 2013 by and between Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333- 229766) filed on February 3, 2023.

8.

Amended and Restated Participation Agreement dated April 16, 2010 among Fidelity Distributors Corporation, Variable Insurance Products Fund and MONY Life Insurance Company of America incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

(a)

First Amendment, effective October 24 , 2013 to the Amended and Restated Participation Agreement, (the “Agreement’”), dated April 16, 2010, as amended, by and among MONY Life Insurance Company of America (the “Company”), and Fidelity Distributors Corporation; and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively, the ‘‘Parties”), incorporated herein by reference to Registration Statement, File No. 333-191149 on December 10, 2013.

(b)

Second Amendment, effective December 2, 2020 to the Amended and Restated Participation Agreement, (the “Agreement”), dated April 16, 2010, as amended, by and among Equitable Financial Life Insurance Company of America (the “Company”), and Fidelity Distributors Corporation; and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively, the ‘‘Parties”), incorporated herein by reference to Registration Statement, File No. 333-248907 on December 16, 2020.

(c)

Third Amendment, effective January 27, 2021 to Participation Agreement dated April 16, 2010, by and among Equitable Financial Life Insurance Company of America, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V and Fidelity Distributors Company LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-266576) filed on December 16, 2022.

(d)

Fourth Amendment, effective August 11, 2022, to Participation Agreement dated April 16, 2010, by and among Equitable Financial Life Insurance Company of America, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V and Fidelity Distributors Company LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-266576) filed on December 16, 2022.

9.

Participation Agreement dated April 20, 2012 among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

(a)

Amendment No. 1 effective March 17, 2014, to the Participation Agreement dated April 20, 2012, among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P., and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) filed on April 23, 2014.

(b)

Amendment to Participation Agreement dated April 20, 2012, among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P., and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

(c)

Amendment effective September 28, 2020 to Participation Agreement dated April 20, 2012, among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P., and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

(d)

Second Amendment effective December 15, 2020 to Participation Agreement dated April 20, 2012, among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P., and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

10.

Participation Agreement dated May 1, 2003 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

(a)

Amendment No. 3 dated as of May 1, 2010 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Advisors LLC incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

(b)

Amendment No. 4 dated as of August 30, 2013 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Advisors LLC, incorporated herein by referenece to Registration Statement, File No. 333-191149 on December 10, 2013.

(c)

Amendment No. 6 dated as of December 1, 2020 to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America and Equitable Advisors LLC and Equitable Distributors LLC, incorporated herein by reference to Registration Statement, File No. 333-248907 on December 16, 2020.

(d)

Amendment No. 7, dated as of February 12, 2021, to Participation Agreement dated July 1, 2005, as amended, among Franklin Templeton Variable Products Trust, Franklin/Templeton Distributors, Inc., Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America and Equitable Distributors LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-103199) filed on April 21, 2022.

(e)

Amendment No. 8 dated September 15, 2023, to Participation Agreement dated July 1, 2005, by and among Franklin Templeton Variable Insurance Products Trust, Franklin Distributors, LLC, Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-229766) filed on February 7, 2024.

11.

Participation Agreement dated July 12, 2000 by and between MONY Life Insurance Company of American and Janus Aspen Series, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-229237) filed on April 21, 2022.

(a)

First Amendment to Fund Participation Agreement effective October 1, 2002 to Fund Participation Agreement dated July 12, 2000 by and among Janus Aspen and MONY Life Insurance Company of America, incorporated herein by reference to Registration Statement filed on Form N-6 (File No, 333-229237) filed on April 21, 2022.

(b)

Second Amendment to Fund Participation Agreement effective May 1, 2003 to Fund Participation Agreement dated July 12, 2000 by and among Janus Aspen and MONY Life Insurance Company of America, incorporated herein by reference to Registration Statement filed on Form N-6 (File No, 333-229237) filed on April 21, 2022.

(c)

Fourth Amendment to Fund Participation Agreement effective February 10, 2021 to Fund Participation Agreement dated July 12, 2000 by and among Equitable Financial Life Insurance Company of America and Janus Aspen Series, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-229237) filed on April 21, 2021.

(d)

Fifth Amendment to Fund Participation Agreement effective May 25, 2021 to Fund Participation Agreement dated July 12, 2000 by and among Equitable Financial Life Insurance Company of America and Janus Aspen Series, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-229237) filed on April 21, 2022.

(e)

Amendment to Fund Participation Agreement effective July 7, 2022, to Fund Participation Agreement dated July 12, 2000 by and among Equitable Financial Life Insurance Company of America and Janus Aspen Series, incorporated herein by reference to Registration on Form N-4 (File No. 333-265030) filed on April 21, 2023.

12.

Participation Agreement, by and among MONY Life Insurance Company of America, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

(a)

Amendment No. 1 to Participation Agreement effective November 29, 2018, to Participation Agreement dated August 27, 2010, by and among MONY Life Insurance Company of America, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-229237) filed on April 21, 2021.

13.

Amended and Restated Participation Agreement dated March 15, 2010 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MONY Life Insurance Company of America and MFS Fund Distributors incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

(a)

First Amendment, effective October 18 2013, to the Amended and Restated Participation Agreement dated March 15, 2010 (the “Agreement”), by and among MONY Life Insurance Company of America, MFS Variable Insurance Trust, MFS Variable Insurance Trust II, and MFS Fund Distributors, Inc. (collectively, the “Parties”), incorporated herein by reference to Registration Statement, File No. 333-191149 on December 10, 2013.

(b)

Amendment dated October 23, 2020 to the Participation Agreement dated March 15, 2010, by and among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Equitable Financial Life Insurance Company of America and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(c)

Third Amendment dated January 8, 2021 to the Participation Agreement dated March 15, 2010, by and among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Equitable Financial Life Insurance Company of America and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(d)

Fourth Amendment dated February 16, 2021, to Participation Agreement March 15, 2010, by and among Equitable Financial Life Insurance Company of America, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on February 7, 2024.

(e)

Fifth Amendment dated October 5, 2023, to Participation Agreement March 15, 2010 by and among Equitable Financial Life Insurance Company of America, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on February 7, 2024.

14.

Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and MONY Life Insurance Company of America, incorporated herein by reference to registration statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(a)

Third Amendment dated October 20, 2009 to the Participation Agreement, (the “Agreement”) dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(b)

Fifth Amendment, effective October 17, 2013 to that certain Participation Agreement, (the “Agreement”), dated December 1, 2001, as amended, by and among MONY Life Insurance Company of America (the “Company”), PIMCO Variable Insurance Trust and PIMCO Investments LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement, File No. 333-191149 on December 10, 2013.

(c)

Sixth Amendment, effective January 1, 2021 to the Participation Agreement dated December 1, 2001 by and among Equitable Financial Life Insurance Company of America, PIMCO Variable Insurance Trust and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(d)

Seventh Amendment, entered into effective May 1, 2021 to the Participation Agreement dated December 1, 2001 by and among MONY Life Insurance Company, Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-191149) filed on April 21, 2022.

(e)

Eighth Amendment, entered into effective October 7, 2021 to the Participation Agreement dated December 1, 2001 by and among MONY Life Insurance Company, Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-191149) filed on April 21, 2022.

15.

Participation Agreement dated January 7, 2022, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Principal Variable Contracts Funds, Inc., Principal Global Investors, LLC and Principal Funds Distributor, Inc., incorporated herein by reference Registration Statement filed on Form N-4 (File No. 333-248863) filed on April 22, 2022.

(a)

First Amendment dated September 20, 2023, to Participation Agreement, dated January 7, 2022, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Principal Variable Contracts Funds, Inc., Principal Global Investors, LLC and Principal Funds Distributor, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265030) filed on April 22, 2024.

16.

Participation Agreement by and among AXA Equitable Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership dated October 10, 2013, incorporated herein by reference to Registration Statement on N-4 (File No. 333-190033) on October 11, 2013.

(a)

First Amendment entered into December 15, 2020, to Participation Agreement dated October 10, 2013, by and among Equitable Financial Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

(b)

Amendment dated July 31, 2023, to the Participation Agreement dated October 10, 2023, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Putnam Variable Trust and Putnam Retail Management and Limited Partnership, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265030) filed on April 22, 2024.

17.

Participation Agreement dated October 21, 1998 among T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Securities, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and MONY Life Insurance Company of America, incorporated herein by reference to Registration Statement on Form S-6 (File No. 333-06071) filed May 31, 2002.

(a)

Amendment No. 2 dated April 12, 2010 among T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Series, Inc. and MONY Life Insurance Company of America, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-134304) on August 26, 2012.

(b)

Third Amendment, effective October 8, 2013 to the Participation Agreement dated October 21, 1998, as amended, by and among MONY Life Insurance Company of America, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., and T. Rowe Price Investment Series, Inc., incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on December 10, 2013.

(c)

Fourth Amendment, effective May 1, 2021 to the Participation Agreement dated October 21, 1998, as amended, by and among Equitable Financial Life Insurance Company of America, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Series, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265030) filed on April 21, 2023.

(d)

Fifth Amendment, effective June 6, 2022 to the Participation Agreement dated October 21, 1998, as amended, by and among Equitable Financial Life Insurance Company of America, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Series, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265030) filed on April 21, 2023.

18.

Participation Agreement by and among AXA Equitable Life Insurance Company, Federated Insurance Series and Federated Securities Corp. dated October 9, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 11, 2013.

(a)

Amendment to Participation Agreement effective August 16, 2019 to the Participation Agreement dated October 9, 2013 by and between Equitable Financial Life Insurance Company, Federated Insurance Series and Federated Securities Corp., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on April 22, 2021.

(b)

Notices Amendment to Fund Participation Agreement, effective April 28, 2020 to the Fund Participation Agreement dated October 8, 2013, by and among Federated Securities Corp., Federated Insurance Series and AXA Equitable Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2021.

(c)

Third Amendment to Fund Participation Agreement effective March 4, 2021 to the Fund Participation Agreement dated October 9, 2013 by and between AXA Equitable Life Insurance Company, Federated Hermes Insurance Series and Federated Securities Corp. incorporated herein by reference to Registration Statement on Form N-4 (333-265030) filed on April 21, 2023.

(d)

Fourth Amendment to Fund Participation Agreement effective June 13, 2022 to the Fund Participation Agreement dated October 9, 2013 by and between Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Federated Hermes Insurance Series and Federated Securities Corp. incorporated herein by reference to Registration Statement on Form N-4 (333-265030) filed on April 21, 2023.

(e)

Amended and Restated Third Amendment to Fund Participation Agreement effective July 8, 2024 to the Fund Participation Agreement dated October 9, 2013 by and between Equitable Financial Life Insurance Company, Federated Hermes Insurance Series and Federated Securities Corp., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265030) filed on April 23, 2025.

19.

Participation Agreement dated July 9, 2010 by and among Mony Life Insurance Company of America, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, L.P., incorporated herein by reference to Registration Statement on Form N-4 (333-265030) filed on April 21, 2023.

(a)

First Amendment effective July 6, 2022, to the Participation Agreement dated July 9, 2010 by and among Equitable Financial Life Insurance Company of America, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, L.P., incorporated herein by reference to Registration Statement on Form N-4 (333-265030) filed on April 21, 2023.

20.

Participation Agreement dated October 1, 2013, by and among AXA Equitable Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

(a)

First Amendment to Participation Agreement entered into as of May 1, 2021 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

(b)

Second Amendment to Participation Agreement entered into as of October 7, 2021 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

(c)

Third Amendment to Participation Agreement entered into as of October 11, 2022 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-229766) filed on February 3, 2023.

(i)	Administrative Contracts.

1.

Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005 incorporated herein by reference to Exhibit 10.2 to the registration statement (File No. 333-65423) on Form 10-K filed on March 31, 2005.

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion.

1.	Opinion and consent of Counsel, filed herewith.

(l)	Other Opinions.

1.	Consent of Independent Registered Public Accounting Firm, filed herewith.

(m)	Omitted Financial Statements. Not applicable.

(n)	Initial Capital Agreements. Not applicable.

(o)	Form of Summary Prospectus dated May 1, 2025, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265030) filed on April 23, 2025.

(p)	Power of Attorney, filed herewith.

(q)	Letter Regarding Change in Certifying Accountant. Not applicable.

(r)

Historical Current Limits on Index Gains for Investment Edge® (B Shares), Investment Edge® Select (C Shares), and Investment Edge® ADV (ADV Shares), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265030) filed on April 23, 2025.

101.INS	XBRL Instance Document - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

101.LAB	XBRL Taxonomy Extension Label Linkbase Document

101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

ITEM 28. DIRECTORS AND OFFICERS OF THE INSURANCE COMPANY

* The business address for all officers and directors of the Insurance Company is 8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE INSURANCE COMPANY

DIRECTORS

Douglas A. Dachille	Director
Legacy Liability Solutions, LLC
161 N. Clark Street
Chicago, IL 60602

Francis Hondal	Director
10050 W. Suburban Drive
Pinecrest, FL 33156

Arlene Isaacs-Lowe	Director
1830 South Ocean Drive, #1411
Hallandale, FL 33009

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
135 Ridge Common
Fairfield, CT 06824

Craig MacKay	Director
England & Company
1133 Avenue of the Americas
Suite 2719
New York, NY 10036

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
525 Park Avenue, 8D
New York, NY 10065

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*José Ramón González	Chief Legal Officer and Secretary

*Jeffrey J. Hurd	Chief Operating Officer

*Robin M. Raju	Chief Financial Officer

*Michael B. Healy	Chief Information Officer

*Nicholas Huth	Chief Compliance Officer

*William Eckert	Chief Accounting Officer

*Darryl Gibbs	Chief Diversity Officer

*David W. Karr	Signatory Officer

*Erik Bass	Chief Strategy Officer

*Mary Jean Bonadonna	Signatory Officer

*Nicholas Chan	Deputy Treasurer

*Eric Colby	Signatory Officer

*Glen Gardner	Chief Investment Officer

*Kenneth Kozlowski	Signatory Officer

*Carol Macaluso	Signatory Officer

*James Mellin	Signatory Officer

*Hillary Menard	Signatory Officer

*Kurt Meyer	Deputy General Counsel and Signatory Officer

*Maryanne (Masha) Mousserie	Signatory Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Antonio Di Caro	Signatory Officer

*Shelby Hollister-Share	Signatory Officer

*Manuel Prendes	Signatory Officer

*Stephen Scanlon	Signatory Officer

*Samuel Schwartz	Signatory Officer

*Stephanie Shields	Signatory Officer

*Joseph M. Spagnuolo	Signatory Officer

*Qi Ning (“Peter”) Tian	Treasurer

*Gina Tyler	Chief Communications Officer

*Constance Weaver	Chief Marketing Officer

*Xu (“Vincent”) Xuan	Chief Actuary

*Yun (“Julia”) Zhang	Chief Risk Officer

ITEM  29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR THE REGISTERED SEPARATE ACCOUNT

Equitable America Variable Account No. 70A (the “Variable Account”) is a variable account of Equitable Financial Life Insurance Company of America. Equitable Financial Life Insurance Company of America, an Arizona stock life insurance company, is an indirect wholly owned subsidiary of Equitable Holdings, Inc. (the “Holding Company”).

Set forth below is the subsidiary chart for the Holding Company:

Equitable Holdings, Inc. - Subsidiary Organization Chart Q1-2025, filed herewith.

ITEM	30. INDEMNIFICATION

The By-Laws of Equitable Financial Life Insurance Company of America provide, in Article VI as follows:

SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and shall indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys’ fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a “contract right” may not be modified retroactively without the consent of such director, officer, employee or agent.

The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

The directors and officers of the Company are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company Ltd.), Aspen Bermuda XS, CNA, AIG, Nationwide, Berkley, Berkshire, SOMPO, Chubb, Markel, Ascot, Bowhead, and Westfield. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM	31. PRINCIPAL UNDERWRITERS

(a)	Equitable Advisors, LLC and Equitable Distributors, LLC are the principal underwriters for:

(i)	Separate Account No. 49, Separate Account No. 70, Separate Account A, Separate Account FP, Separate Account I and Separate Account No. 45 of Equitable Financial

(ii)	Separate Account No. 49B of Equitable Colorado

(iii)	EQ Advisors Trust

(iv)	Variable Account AA, Equitable America Variable Account A, Equitable America Variable Account K, Equitable America Variable Account L, and Equitable America Variable Account No. 70A.

(b)	Equitable Advisors is the principal underwriter of Equitable Financial’s Separate Account No. 301.

(c)	Set forth below is certain information regarding the directors and principal officers of Equitable Advisors, LLC and Equitable Distributors, LLC:

EQUITABLE ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER
*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Nicholas B. Lane	Director

*Frank Massa	Director and President

*Yun (“Julia”) Zhang	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Risk Officer

*Patricia Boylan	Broker Dealer Chief Compliance Officer

*Nia Dalley	Vice President and Chief Conflicts Officer

*Brett Esselburn	Vice President, Investment Sales and Financial Planning

*Gina Jones	Vice President and Financial Crime Officer

*Tracy Zimmerer	Vice President, Principal Operations Officer

*Sean Donovan	Assistant Vice President

*Alan Gradzki	Assistant Vice President

*Janie Smith	Assistant Vice President

*James Mellin	Chief Sales Officer

*Candace Scappator	Assistant Vice President, Controller and Principal Financial Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Dustin Long	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Paul Scott Peterson	Vice President, Assistant Treasurer and Signatory Officer

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

*Peter Tian	Senior Vice President, Treasurer and Signatory Officer

*Constance (Connie) Weaver	Vice President

*Michael Brudoley	Secretary

*Christine Medy	Assistant Secretary

*Francesca Divone	Assistant Secretary

EQUITABLE DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER
*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

*Jim Kais	Director and Head of Group Retirement

*Jason Brown	Deputy Chief Compliance Officer

*Ursula Carty	Head of Commercial Line Marketing

*Amy Feintuch	Head of Independent Relationships - Financial Protection

*Steve Junge	National Sales Manager - 1290 Funds

*James O’Connor	Head of Business Development and Key Accounts Group Retirement

*David Kahal	Signatory Officer

*Fred Makonnen	Signatory Officer

*Arielle D’ Auguste	Signatory Officer and General Counsel

*Alfred D’Urso	Signatory Officer and Chief Compliance Officer

*Candace Scappator	Signatory Officer, Chief Financial Officer, Principal Financial Officer and Principal Operations Officer

*Gina Jones	Signatory Officer and Financial Crime Officer

*Yun (“Julia”) Zhang	Signatory Officer and Chief Risk Officer

*Francesca Divone	Secretary

*Stephen Scanlon	Director, Head of Individual Retirement and Signatory Officer

*Prabha (“Mary”) Ng	Signatory Officer and Chief Information Security Officer

*Michael Brudoley	Assistant Secretary

*Christine Medy	Assistant Secretary

* Principal Business Address:
1345 Avenue of the Americas
NY, NY 10105

(c)

Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commission	Other Compensation
Equitable Advisors, LLC	N/A	$0	$0	$0
Equitable Distributors, LLC	N/A	$0	$0	$0

ITEM  31A. INFORMATION ABOUT CONTRACTS WITH INDEX-LINKED OPTIONS AND FIXED OPTIONS SUBJECT TO A CONTRACT ADJUSTMENT

(a)

Name of the Contract	Number of Contracts Outstanding	Total value attributable to the Index- Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Investment Edge® 21.0	10,603	$1,494,010,426	7,586	$2,912,029,312	$87,149,747	Yes

(b) See exhibit (27)(r) - Historical Current Limits on Index Gains

ITEM	32. LOCATION OF ACCOUNT AND RECORDS

This information is omitted as it is provided in the Registered Separate Account’s most recent report on Form N-CEN.

ITEM	33. MANAGEMENT SERVICES

Not applicable.

ITEM	34. FEE REPRESENTATION AND UNDERTAKINGS

(a) The Insurance Company represents that, with respect to Variable Options, the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company under the respective contracts.

The Registered Separate Account hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. The Registered Separate Account further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

(b) The Insurance Company undertakes to file, with respect to Index-Linked Options, during any period in which offers or sales are being made, a post-effective amendment to the Registration Statement to include any prospectus required by section 10(a)(3) of the Securities Act and that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment should be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 22nd day of August, 2025.

Equitable America Variable Account No. 70A
(Registered Separate Account)

Equitable Financial Life Insurance Company of America
(Insurance Company)

By	/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey
Vice President and Associate General Counsel

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Chief Accounting Officer

*DIRECTORS:

Douglas A. Dachille
Francis Hondal	Joan Lamm-Tennant	Bertram Scott
Arlene Isaacs-Lowe	Craig MacKay	George Stansfield
Daniel G. Kaye	Mark Pearson	Charles G. T. Stonehill

*By:	/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey
Attorney-in-Fact
August 22, 2025